Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
short-term borrowings	¥ 77,455	¥ 83,507
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings	47,409	50,259
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings		20,000
Unsecured Short-Term Loans from Financial Institutions Denominated in Foreign Currencies
Short-term Debt [Line Items]
short-term borrowings	¥ 30,046	¥ 13,248